Leases - Operating Lease Related Assets And Liabilities And Other Related Information (Detail)) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)
Assets
Operating lease right-of-use assets	¥ 14,997	$ 2,298	¥ 16,435	¥ 13,100
Liabilities
Operating lease liabilities, current	8,058	1,235	6,807
Operating lease liabilities, non-current	¥ 5,542	$ 849	¥ 7,492
Weighted average remaining lease term (years)	1 year 8 months 12 days	1 year 8 months 12 days	2 months 12 days
Weighted average discount rate	5.00%	5.00%	5.00%